SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Changes in the Allowance for Doubtful Accounts [Line Items]
Balance at beginning of the year	$ 1,053	$ 1,186
Deductions during the year	(339)	(94)
Charged to expenses	511	98
Foreign currency translation adjustment	56	(137)
Balance at end of year	$ 1,281	$ 1,053